FAIR VALUE OF FINANCIAL INSTRUMENTS - Schedule of Carrying Value and Estimated Fair Value of Financial Instruments Not Recorded at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	$ 11,231	$ 12,426
Policy loans	234	276
Other invested assets, excluding derivatives and separately managed accounts	1,305	1,089
Policyholders’ account balances – investment contracts, excluding embedded derivative	92,992	83,079
Notes payable	205	189
Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,231	12,426
Private loans, net of allowance	8,415	5,204
Policy loans	234	276
Total financial assets	112,791	98,297
Corporate and non-recourse borrowings	5,485	4,351
Total financial liabilities	17,573	10,725
Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,343	12,240
Private loans, net of allowance	8,489	5,320
Policy loans	234	276
Total financial assets	112,976	98,229
Corporate and non-recourse borrowings	5,574	4,371
Total financial liabilities	17,662	10,745
Not recorded at fair value | Level 1
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	0	0
Policy loans	0	0
Deposit assets	0	0
Other invested assets, excluding derivatives and separately managed accounts	0	0
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Corporate and non-recourse borrowings	0	0
Notes payable	0	0
Not recorded at fair value | Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	0	0
Private loans, net of allowance	74	153
Policy loans	0	0
Deposit assets	0	0
Other invested assets, excluding derivatives and separately managed accounts	417	408
Policyholders’ account balances – investment contracts, excluding embedded derivative	0	0
Corporate and non-recourse borrowings	0	0
Notes payable	0	0
Not recorded at fair value | Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,343	12,240
Private loans, net of allowance	8,415	5,167
Policy loans	234	276
Deposit assets	5,352	6,026
Other invested assets, excluding derivatives and separately managed accounts	364	231
Policyholders’ account balances – investment contracts, excluding embedded derivative	83,782	79,383
Corporate and non-recourse borrowings	5,574	4,371
Notes payable	205	189
Not recorded at fair value | Carrying Amount
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,231	12,426
Private loans, net of allowance	8,415	5,204
Policy loans	234	276
Deposit assets	5,440	6,165
Other invested assets, excluding derivatives and separately managed accounts	782	637
Total financial assets	26,102	24,708
Policyholders’ account balances – investment contracts, excluding embedded derivative	83,782	79,383
Corporate and non-recourse borrowings	5,485	4,351
Notes payable	205	189
Total financial liabilities	89,472	83,923
Not recorded at fair value | Fair Value
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Mortgage loans on real estate, net of allowance	11,343	12,240
Private loans, net of allowance	8,489	5,320
Policy loans	234	276
Deposit assets	5,352	6,026
Other invested assets, excluding derivatives and separately managed accounts	781	639
Total financial assets	26,199	24,501
Policyholders’ account balances – investment contracts, excluding embedded derivative	83,782	79,383
Corporate and non-recourse borrowings	5,574	4,371
Notes payable	205	189
Total financial liabilities	$ 89,561	$ 83,943